Accounting principles, rules and methods - Change in accounting methods (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Other comprehensive income	€ 23	€ (4)	€ 69
Employee benefit obligations	205	€ 188
Increase decrease due to application of IAS 19
Disclosure of initial application of standards or interpretations [line items]
Other comprehensive income	30
Employee benefit obligations	€ 30